Accounts Receivable - Components of Accounts Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Trade receivables	$ 2,382	$ 1,438
Refundable taxes	1,256	2,851
Insurance proceeds	300	500
Accrued interest	5	112
Other	910	2,746
Accounts receivable	$ 4,853	$ 7,647